MARKETABLE SECURITIES (Tables)	0 Months Ended
Dec. 31, 2013
Marketable Securities Tables [Abstract]
Available-for-sale securities
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2013	$216	$213	$25	$22
December 31, 2012	$541	$533	$27	$19

Marketable securities
	December 31,
	2013	2012

	(U.S. $ in millions)
Other non-current assets	$179	$205
Other current assets	28	5
Cash and cash equivalents, mainly money market funds	9	331
	$216	$541

Contractual maturities of debt securities
b.	Contractual maturities
The contractual maturities of debt securities are as follows:
		December 31,
		2013

		(U.S. $ in millions)
	2014	$37
	2015	0
	2016	1
	2017	0
	2018	0
	2019 and thereafter	108
		$146